Meridian Small Cap Growth Fund
Schedule of Investments
September 30, 2024 (Unaudited)
	Shares	Value
Common Stocks - 88.8%
Communication Services - 6.9%
Entertainment - 0.7%
Vivid Seats, Inc. Class A1,2	852,112	$3,152,814
Interactive Media & Services - 4.8%
Angi, Inc.[1,2]	1,945,668	5,019,823
Cargurus, Inc.[1]	422,795	12,696,534
ZipRecruiter, Inc. Class A1	350,115	3,326,093
		21,042,450
Media - 1.4%
Ibotta, Inc. Class A1,2	67,062	4,131,690
TechTarget, Inc.[1]	88,006	2,151,747
		6,283,437
Total Communication Services		30,478,701
Consumer Discretionary - 12.1%
Automobile Components - 3.3%
Dorman Products, Inc.[1]	45,541	5,151,598
Fox Factory Holding Corp.[1]	53,690	2,228,135
Stoneridge, Inc.[1]	635,406	7,110,193
		14,489,926
Hotels, Restaurants & Leisure - 6.7%
Everi Holdings, Inc.[1]	778,740	10,232,643
First Watch Restaurant Group, Inc.[1,2]	143,762	2,242,687
Genius Sports Ltd. (United Kingdom)[1]	451,090	3,536,546
PlayAGS, Inc.[1]	893,497	10,176,931
Sweetgreen, Inc. Class A1,2	95,482	3,384,837
		29,573,644
Leisure Products - 0.5%
Clarus Corp.[2]	538,551	2,423,480
Specialty Retail - 0.8%
Sally Beauty Holdings, Inc.[1]	256,388	3,479,185
Textiles, Apparel & Luxury Goods - 0.8%
Skechers U.S.A., Inc. Class A1	51,819	3,467,727
Total Consumer Discretionary		53,433,962
Consumer Staples - 2.7%
Tobacco - 2.7%
Turning Point Brands, Inc.	273,850	11,816,627
Total Consumer Staples		11,816,627
Energy - 3.7%
Energy Equipment & Services - 2.0%
NCS Multistage Holdings, Inc.[1]	35,932	718,280
Newpark Resources, Inc.[1]	1,193,317	8,269,687
		8,987,967
	Shares	Value
Oil, Gas & Consumable Fuels - 1.7%
Viper Energy, Inc.	160,280	$7,230,231
Total Energy		16,218,198
Financials - 3.4%
Capital Markets - 1.1%
WisdomTree, Inc.	483,988	4,835,040
Financial Services - 2.3%
International Money Express, Inc.[1]	385,844	7,134,256
Remitly Global, Inc.[1]	227,526	3,046,573
		10,180,829
Total Financials		15,015,869
Health Care - 24.2%
Biotechnology - 7.4%
4D Molecular Therapeutics, Inc.[1,2]	130,435	1,410,002
C4 Therapeutics, Inc.[1]	500,617	2,853,517
Centrexion Therapeutics Corp. (Dividend Shares) Acquisition Date: 3/14/19, Cost $0[1,3,4]	17,318	0
CG oncology, Inc.[1,2]	48,853	1,843,224
Inhibrx Biosciences, Inc.[1]	24,228	379,410
Kiniksa Pharmaceuticals International Plc[1,2]	122,749	3,067,498
Neurogene, Inc.[1,2]	70,176	2,944,585
Newamsterdam Pharma Co., N.V. (Netherlands)[1]	80,436	1,335,238
Nuvalent, Inc. Class A1,2	30,800	3,150,840
ORIC Pharmaceuticals, Inc.[1,2]	320,329	3,283,372
PMV Pharmaceuticals, Inc.[1]	1,255,473	1,870,655
SpringWorks Therapeutics, Inc.[1]	76,380	2,447,215
Veracyte, Inc.[1]	173,141	5,893,720
Zenas Biopharma, Inc.[1]	109,971	1,860,709
		32,339,985
Health Care Equipment & Supplies - 10.1%
Adagio Medical Holdings, Inc. Acquisition Date: 11/9/20, Cost $4,000,003[1,3,4]	29,511	64,717
Axogen, Inc.[1]	151,388	2,122,460
CONMED Corp.	33,700	2,423,704
Merit Medical Systems, Inc.[1]	129,721	12,820,326
Nevro Corp. [1]	264,081	1,476,213
Omnicell, Inc.[1]	83,936	3,659,610
QuidelOrtho Corp.[1]	104,274	4,754,894
Tandem Diabetes Care, Inc.[1]	166,820	7,074,836
TransMedics Group, Inc.[1]	64,226	10,083,482
		44,480,242

Meridian Funds	1	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)
	Shares	Value
Health Care Providers & Services - 2.0%
HealthEquity, Inc.[1]	64,576	$5,285,545
Pediatrix Medical Group, Inc.[1]	305,413	3,539,737
		8,825,282
Health Care Technology - 3.1%
Certara, Inc.[1,2]	157,925	1,849,302
Definitive Healthcare Corp.[1,2]	495,275	2,213,879
Phreesia, Inc.[1]	152,421	3,473,675
Waystar Holding Corp.[1,2]	220,854	6,159,618
		13,696,474
Life Sciences Tools & Services - 0.4%
MaxCyte, Inc.[1,2]	482,566	1,877,182
Pharmaceuticals - 1.2%
Arvinas, Inc.[1]	81,382	2,004,439
Capsule Corp. Acquisition Date: 4/8/21, Cost $2,000,000[1,3,4]	138,011	20,702
Structure Therapeutics, Inc. ADR[1,2]	67,877	2,979,121
		5,004,262
Total Health Care		106,223,427
Industrials - 17.5%
Aerospace & Defense - 1.9%
Byrna Technologies, Inc.[1,2]	496,020	8,417,459
Commercial Services & Supplies - 6.4%
ACV Auctions, Inc. Class A1	392,970	7,989,080
Cimpress Plc (Ireland)[1]	47,398	3,882,844
Montrose Environmental Group, Inc.[1]	113,447	2,983,656
RB Global, Inc. (Canada)	164,907	13,273,365
		28,128,945
Ground Transportation - 0.6%
Heartland Express, Inc.	234,814	2,883,516
Machinery - 0.5%
Kadant, Inc.[2]	6,466	2,185,508
Marine Transportation - 2.4%
Kirby Corp.[1]	44,655	5,467,112
Matson, Inc.	34,975	4,988,134
		10,455,246
Professional Services - 5.3%
Alight, Inc. Class A1	1,164,483	8,617,174
Asure Software, Inc.[1]	252,604	2,286,066
Forrester Research, Inc.[1]	271,299	4,886,095
Legalzoom.com, Inc.[1]	1,153,328	7,323,633
		23,112,968
	Shares	Value
Trading Companies & Distributors - 0.4%
Titan Machinery, Inc.[1]	128,962	$1,796,441
Total Industrials		76,980,083
Information Technology - 16.5%
Electronic Equipment, Instruments & Components - 3.0%
Crane NXT Co.	38,458	2,157,494
Mirion Technologies, Inc.[1]	976,846	10,813,685
		12,971,179
Semiconductors & Semiconductor Equipment - 0.8%
Allegro MicroSystems, Inc. (Japan)[1]	91,693	2,136,447
Navitas Semiconductor Corp.[1,2]	482,202	1,181,395
		3,317,842
Software - 12.7%
8x8, Inc.[1,2]	1,094,248	2,232,266
Alkami Technology, Inc.[1]	234,338	7,391,020
Amplitude, Inc. Class A1	542,815	4,869,051
Blackbaud, Inc.[1]	83,799	7,096,099
Consensus Cloud Solutions, Inc.[1]	398,654	9,388,302
CS Disco, Inc.[1,2]	351,586	2,067,326
PagerDuty, Inc.[1]	200,402	3,717,457
Smartsheet, Inc. Class A1	263,431	14,583,540
Sprout Social, Inc. Class A1	162,160	4,713,991
		56,059,052
Total Information Technology		72,348,073
Materials - 1.1%
Containers & Packaging - 1.1%
Ranpak Holdings Corp.[1,2]	744,327	4,860,455
Total Materials		4,860,455
Utilities - 0.7%
Water Utilities - 0.7%
Pure Cycle Corp.[1]	296,162	3,189,665
Total Utilities		3,189,665
Total Common Stocks - 88.8% (Cost $314,649,153)		390,565,060
Warrants - 0.2%
Health Care - 0.2%
Health Care Equipment & Supplies - 0.2%
Beta Bionics, Inc. Series D, Strike Price $0.01, Expires 8/28/33[1,3,4]	83,332	630,823

Meridian Funds	2	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)
	Shares	Value
Beta Bionics, Inc. Strike Price $0.01, Expires 2/16/32[1,3,4]	21,570	$239,859
Total Health Care		870,682
Total Warrants - 0.2% (Cost $533,120)		870,682
Preferred Stocks - 7.5%
Communication Services - 2.2%
Specialty Retail - 2.2%
Evolve Vacation Rental Network, Inc. Series 8 Acquisition Date: 6/15/18, Cost $3,999,999[1,3,4]	470,013	9,442,561
Total Communication Services		9,442,561
Health Care - 2.3%
Biotechnology - 1.1%
Centrexion Therapeutics Corp. Acquisition Date: 12/18/17, Cost $2,995,007[1,3,4]	1,663,893	83,194
DNA Script Series C Acquisition Date: 10/8/21, Cost $3,431,721[1,3,4]	3,955	1,230,559
YAP Therapeutics, Inc. Series B Acquisition Date: 1/12/22, Cost $3,000,005[1,3,4]	64,544	3,637,700
		4,951,453
Health Care Equipment & Supplies - 1.2%
Beta Bionics, Inc. Series B Acquisition Date: 10/9/18, Cost $3,999,976[1,3,4]	266,310	3,131,805
Beta Bionics, Inc. Series C Acquisition Date: 2/16/22, Cost $959,987 [1,3,4]	86,280	959,434
Beta Bionics, Inc. Series D Acquisition Date: 8/28/23, Cost $706,871[1,3,4]	119,047	1,046,423
		5,137,662
Health Care Providers & Services - 0.0%
Binx Health, Inc. Series E Acquisition Date: 5/26/21, Cost $6,500,041[1,3,4]	24,179	221,722
Total Health Care		10,310,837
Information Technology - 1.7%
IT Services - 1.0%
Skyryse, Inc. Series B Acquisition Date: 10/21/21, Cost $4,184,983[1,3,4]	169,570	4,184,987
	Shares	Value
Software - 0.7%
Dataminr, Inc. Series F Acquisition Date: 3/22/21, Cost $5,655,320 [1,3,4]	128,530	$3,241,527
Total Information Technology		7,426,514
Real Estate - 1.3%
Real Estate Management & Development - 1.3%
Apartment List, Inc. Series D Acquisition Date: 12/21/20 - 12/24/20, Cost $5,999,998[1,3,4]	1,642,485	5,666,574
Total Real Estate		5,666,574
Total Preferred Stocks - 7.5% (Cost $41,433,908)		32,846,486
Private Investment Fund - 0.6%
Quail Investment Holdings, LLC Acquisition Date: 9/1/20, Cost $2,917,695[1,3,5]	2,917	2,586,186
Total Private Investment Fund - 0.6% (Cost $2,917,695)		2,586,186
Rights - 0.0%
Health Care - 0.0%
Biotechnology - 0.0%
Inhibrx, Inc. CVR[1,4]	96,915	65,902
Total Health Care		65,902
Total Rights - 0.0% (Cost $0)		65,902
Shares/ Principal Amount
Short-Term Investments - 5.9%
Money Market Funds - 3.2%
Goldman Sachs Financial Square Government Fund, Institutional Class, 4.84% (Cost $14,171,925)	14,171,925	14,171,925

Meridian Funds	3	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)
	Shares/ Principal Amount	Value
Repurchase Agreements - 2.7%[6]
Bank of America Securities, Inc., dated 9/30/24, due 10/1/24, 4.88% total to be received $2,807,885 (collateralized by various U.S. Government Sponsored Agency, 1.50% - 7.50%, 6/1/28 - 1/20/72, totaling $2,863,654)	$2,807,504	$2,807,504
BNP Paribas S.A., dated 9/30/24, due 10/1/24, 4.88% total to be received $2,807,885 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 1.22% - 7.00%, 10/31/28 - 7/20/64, totaling $2,863,656)	2,807,504	2,807,504
Citigroup Global Markets, Inc., dated 9/30/24, due 10/1/24, 4.87% total to be received $2,807,884 (collateralized by various U.S. Government Sponsored Agency and U.S. Treasury Obligations, 0.00% - 7.50%, 11/19/24 - 9/15/59, totaling $2,863,654)	2,807,504	2,807,504
	Shares/ Principal Amount	Value
HSBC Securities, Inc., dated 9/30/24, due 10/1/24, 4.86% total to be received $516,935 (collateralized by various U.S. Government Sponsored Agency, 1.50% - 7.50%, 8/1/31 - 5/1/58, totaling $527,202)	$516,865	$516,865
National Bank Financial, Inc., dated 9/30/24, due 10/1/24, 4.90% total to be received $2,807,886 (collateralized by various U.S. Treasury Obligations, 0.38% - 5.00%, 10/1/24 - 9/9/49, totaling $2,863,654)	2,807,504	2,807,504
Total Repurchase Agreements (Cost $11,746,881)		11,746,881
Total Short-Term Investments - 5.9% (Cost $25,918,806)		25,918,806
Total Investments - 103.0% (Cost $385,452,682)		452,853,122
Liabilities in Excess of Other Assets - (3.0)%		(13,175,909)
Net Assets - 100.0%		$439,677,213

Meridian Funds	4	www.arrowmarkpartners.com/meridian/

Meridian Small Cap Growth Fund
Schedule of Investments (continued)
September 30, 2024 (Unaudited)
ADR—American Depositary Receipt
CVR—Contingent Value Rights
N.V.—Naamloze Vennootschap is the Dutch term for limited liability company
Plc—Public Limited Company
S.A.—Société Anonyme is the French term for a public limited company
[1]	Non-income producing securities.
[2]	All or portion of this security is on loan at September 30, 2024. Total value of such securities at period-end amounts to $32,114,629 and represents 7.30% of net assets.
[3]	Restricted security; cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules and agreements. Acquisition date represents the date on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The Fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities at period-end amounts to $36,388,773 and represents 8.28% of net assets.
[4]	Security is valued using significant unobservable inputs in good faith in accordance with procedures approved by the Board of Directors.
[5]	Quail Investment Holdings, LLC is a limited liability company that was organized to invest solely in Qumulo, Inc Series E Preferred Stock. The value of Qumulo, Inc. is substantially the same as Quail Investment Holdings, LLC.
[6]	Cash collateral received from brokers for securities lending was invested in short-term investments.

Meridian Funds	5	www.arrowmarkpartners.com/meridian/